Related-Party Transactions - Schedule of Reimbursement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reimbursements to EQT
Operating and maintenance expense	$ 55,276	[1],[2]	$ 42,727	[1],[2]	$ 38,709	[1],[2]
Selling, general and administrative expense	48,505	[1],[2]	35,574	[1],[2]	24,978	[1],[2]
EQT | Omnibus Agreement
Reimbursements to EQT
Operating and maintenance expense	21,999	[3]	14,296	[3]	8,534	[3],[4]
Selling, general and administrative expense	25,051	[3]	18,322	[3]	7,728	[3],[4]
Reimbursements from EQT
Plugging and abandonment	500	[5]	566	[5]	1,585	[4],[5]
Bare steel replacement	0	[5]	2,566	[5]	2,659	[4],[5]
EQT | Omnibus Agreement | Big Sandy Pipeline
Reimbursements from EQT
Big Sandy Pipeline claims	$ 0		$ 0		$ 2,700	[4]

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[2]	Operating and maintenance expense included charges from EQT of $28.7 million, $21.9 million and $17.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Selling, general and administrative expense included charges from EQT of $40.7 million, $31.3 million and $25.0 million for the years ended December 31, 2014, 2013 and 2012, respectively. See Note 4.
[3]	The expenses for which the Partnership reimburses EQT and its subsidiaries may not necessarily reflect the actual expenses that the Partnership would incur on a stand-alone basis and the Partnership is unable to estimate what those expenses would be on a stand-alone basis. These amounts exclude the recast impact of the NWV Gathering Acquisition, Jupiter Acquisition and Sunrise Merger as these amounts do not represent reimbursements pursuant to the omnibus agreement.
[4]	Post-IPO period only as the omnibus agreement did not exist prior to the IPO.
[5]	The reimbursements for plugging and abandonment and bare steel replacement were recorded as capital contributions from EQT.